Equity - Summary of Share Capital (Detail) - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	40,822,916	33,816,459
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	40,822,916	33,816,459	33,765,967